SCHEDULE OF SEGMENT ACTIVITY OF OPERATIONS AND FINANCIAL POSITION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Rental revenue	$ 3,357,856	$ 3,565,831	$ 6,605,814	$ 7,155,342	$ 14,024,626	$ 15,742,091
Recovery revenue	398,512	715,922	834,598	1,158,840	2,446,292	2,781,722
Other operating revenue	58,707	96,987	147,463	189,743	343,790	401,462
Total revenues	3,815,075	4,378,740	7,587,875	8,503,925	16,814,708	18,925,275
Rental operating costs	1,258,664	1,462,605	2,803,105	3,075,248	6,158,052	6,256,077
Net Operating Income (NOI)	2,556,411	2,916,135	4,784,770	5,428,677	10,656,656	12,669,198
Gain on Sale - Model Home	(21,997)	323,359	150,099	564,258	950,434	3,426,572
Impairment of Model Homes	(144,688)	(90,769)	(220,327)	(117,712)	339,609	406,374
Adjusted NOI	2,389,726	3,148,725	4,714,542	5,875,223	11,267,481	15,689,396
Impairment of Model Homes	144,688	90,769	220,327	117,712	(339,609)	(406,374)
Operating Segments [Member] | Retail Properties [Member]
Segment Reporting [Line Items]
Rental revenue	93,574	93,574	187,148	300,013	487,161	1,595,464
Recovery revenue				56,439	56,439	463,158
Other operating revenue				400	400	62,041
Total revenues	93,574	93,574	187,148	356,852	544,000	2,120,663
Rental operating costs	5,261	4,824	10,093	105,392	115,047	608,667
Net Operating Income (NOI)	88,313	88,750	177,055	251,460	428,953	1,511,996
Gain on Sale - Model Home
Impairment of Model Homes
Adjusted NOI	88,313	88,750	177,055	251,460	428,953	1,511,996
Impairment of Model Homes
Operating Segments [Member] | Office Industrial Properties [Member]
Segment Reporting [Line Items]
Rental revenue	2,448,222	2,452,956	4,682,717	4,920,507	9,585,303	9,778,458
Recovery revenue	398,512	715,922	834,598	1,102,401	2,389,853	2,318,564
Other operating revenue	51,316	64,893	134,115	127,255	257,414	241,530
Total revenues	2,898,050	3,233,771	5,651,430	6,150,163	12,232,570	12,338,552
Rental operating costs	1,323,387	1,549,497	2,954,224	3,167,862	6,423,862	6,136,564
Net Operating Income (NOI)	1,574,663	1,684,274	2,697,206	2,982,301	5,808,708	6,201,988
Gain on Sale - Model Home
Impairment of Model Homes
Adjusted NOI	1,574,663	1,684,274	2,697,206	2,982,301	5,808,708	6,201,988
Impairment of Model Homes
Operating Segments [Member] | Model Home Properties [Member]
Segment Reporting [Line Items]
Rental revenue	816,060	1,019,301	1,735,949	1,934,822	3,952,162	4,368,169
Recovery revenue
Other operating revenue	512	428	6,047	(1,326)	5,776	68,084
Total revenues	816,572	1,019,729	1,741,996	1,933,496	3,957,938	4,436,253
Rental operating costs	42,064	49,940	90,941	98,097	212,817	171,621
Net Operating Income (NOI)	774,508	969,789	1,651,055	1,835,399	3,745,121	4,264,632
Gain on Sale - Model Home	(21,997)	323,359	150,099	564,258	950,434	3,426,572
Impairment of Model Homes	(144,688)	(90,769)	(220,327)	(117,712)	339,609	406,374
Adjusted NOI	607,823	1,202,379	1,580,827	2,281,945	4,355,946	7,284,830
Impairment of Model Homes	144,688	90,769	220,327	117,712	(339,609)	(406,374)
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Segment Reporting [Line Items]
Rental revenue
Recovery revenue
Other operating revenue	6,879	31,666	7,301	63,414	80,200	29,807
Total revenues	6,879	31,666	7,301	63,414	80,200	29,807
Rental operating costs	(112,048)	(141,656)	(252,153)	(296,103)	(593,674)	(660,775)
Net Operating Income (NOI)	118,927	173,322	259,454	359,517	673,874	690,582
Gain on Sale - Model Home
Impairment of Model Homes
Adjusted NOI	118,927	173,322	259,454	359,517	673,874	690,582
Impairment of Model Homes